LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES AND RIGHT OF USE ASSETS
Schedule of carried values of the lease assets recognized and transactions
b.	The following is a list of the carried values of the lease assets recognized and the transactions during the period:

	Buildings	Cars	Total
Cost
January 1, 2022	5,294	82	5,376
Additions	434	156	590
Disposals	(810)	(83)	(893)
December 31, 2022	4,918	155	5,073
Accumulated Depreciation
January 1, 2022	(2,155)	(74)	(2,229)
Additions	(911)	(32)	(943)
Disposals	810	83	893
December 31, 2022	(2,256)	(23)	(2,279)
Net Book value December 31, 2022	2,662	132	2,794

	Buildings	Cars	Total
Cost
January 1, 2021	4,743	214	4,957
Additions	670	—	670
Disposals	(119)	(132)	(251)
December 31, 2021	5,294	82	5,376
Depreciation
January 1, 2021	(1,126)	(134)	(1,260)
Additions	(1,148)	(69)	(1,217)
Disposals	119	129	248
December 31, 2021	(2,155)	(74)	(2,229)
Net Book value December 31, 2021	3,139	8	3,147

c.	Details regarding lease transactions

	For the year ended
	December 31, 2022	December 31, 2021
Interest expenses in respect of lease liabilities	393	547
Lease principal payments during the year	1,029	1,191